PACE MONEY MARKET
INVESTMENTS
================================================================================
JANUARY 31, 2001

                                SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                             [UBS|PaineWebber Logo]

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


PACE MONEY MARKET INVESTMENTS                                  SEMIANNUAL REPORT


PACE MONEY MARKET INVESTMENTS
================================================================================
AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 1/31/01

                                                                         SINCE
                                                                       INCEPTION
                                  6 MONTHS     1 YEAR     5 YEARS       8/24/95
--------------------------------------------------------------------------------
PACE Money Market Investments
With PACE program fee*              2.35%       4.54%       3.73%         3.73%
PACE Money Market Investments
Without PACE program fee            3.12        6.12        5.30          5.30
90-Day U.S. T-Bill Index+           2.98        5.97        5.18          5.20
Lipper Money Market Funds Median    2.99        5.85        5.09          5.11
--------------------------------------------------------------------------------
* The maximum annual PACE program fee is 1.5% of the value of PACE assets.
+ 90-Day U.S. T-Bills are promissory notes issued by the U.S. Treasury and sold through competitive bidding, with a short-term maturity date, in this case, three months. This Index is derived from secondary market interest rates as published by the Federal Reserve Bank.

For PACE Money Market Investments, the 7-day current yield for the period ended January 31, 2001, was 5.60%, without PACE program fee. With the maximum PACE program fee, the 7-day current yield was 4.10%.

Past performance does not predict future performance. Investment returns and yields will vary. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized. Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

The table depicts the performance of PACE Money Market Investments versus the 90-Day U.S. Treasury Bill Index and the Lipper Money Market Funds Median. It is important to note that PACE Money Market Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

AN INVESTMENT IN PACE MONEY MARKET INVESTMENTS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.


ADVISOR'S COMMENTS

The six-month period ended January 31, 2001 marked a reversal of economic events that dominated the months preceding this reporting period, as inflation and economic growth slowed while interest rates reversed course. Aggressive rate cutting by the Federal Reserve (the Fed") during the first five months of 2000 helped to dramatically slow growth--so much so that in January 2001, the Fed cut the Fed Funds rate twice by a total of 1%.

These rate cuts helped to temporarily stimulate the stock markets, but an economy that has slowed to forecasts of negligible growth must overcome a number of recent negatives. They include sagging consumer confidence, a startling drop in the National Association of Purchasing Managers confidence index and a surge of new unemployment claims, all of which dimmed some of the brief optimism sparked by the Fed's recent actions.

Uncertainty and bearish tendencies in the equity markets was a positive for fixed income assets. Relatively stable investments such as money market funds enjoyed their highest returns in years, combined with strong cash inflows from investors seeking relative safety. For the six-month period ended January 31, 2001, the Portfolio returned 3.12% (before the deduction of the maximum PACE program fee; 2.35% after the deduction of the maximum PACE program fee), compared to the 90-Day U.S. T-Bill Index return of 2.98%, and the Lipper Money Market Funds Median return of 2.99% for the same period.

With forecasts of both inflation and real Gross Domestic Product (GDP) under 3% for 2001, the question remains whether the economy will fall into a recession or rebound during the second half of the year to achieve sustainable, although lower, growth. We believe the risks to the U.S. economy remain real, and we expect further rate reductions from the Fed. By the second half of this year, we expect the economy will begin to show signs of a recovery.

--------------------------------------------------------------------------------

PACE MONEY MARKET
INVESTMENTS

ADVISOR:
Mitchell Hutchins Asset
Management Inc.

PORTFOLIO MANAGER:
Susan Ryan

OBJECTIVE:
Current income
consistent with





preservation of capital
and liquidity

INVESTMENT PROCESS: The
Portfolio is a money
market mutual fund and
seeks to maintain a
stable price of $1.00 per
share, although it may be
possible to lose money by
investing in this fund.
The Portfolio invests in
a diversified portfolio
of high-quality money
market instruments of
governmental and private
issuers. Security
selection is based on the
assessment of relative
values and changes in
market and economic
conditions.
-------------------------

SEMIANNUAL REPORT

PACE MONEY MARKET INVESTMENTS--PORTFOLIO STATISTICS

CHARACTERISTICS*                                                        1/31/01
--------------------------------------------------------------------------------
Net Assets ($mm)                                                         $74.4
Number of Issuers (excl Govts)                                             45
Weighted Average Maturity                                               61 days
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION*                                                  1/31/01
--------------------------------------------------------------------------------
Commercial Paper                                                          61.3%
U.S. Government Agency Obligations                                        15.3
Short-Term Corporate Obligation                                           14.4
Bank Obligations                                                          10.1
Money Market Funds                                                         2.7
Liabilities in excess of other assets                                     -3.8
--------------------------------------------------------------------------------
Total                                                                    100.0%



TOP 10 HOLDINGS (EXCLUDING U.S. GOV'T AGENCY OBLIGATIONS)*              1/31/01
--------------------------------------------------------------------------------
Receivables Capital                                                       4.3%
Giro Funding                                                              4.1
Motorola                                                                  3.9
Merrill Lynch                                                             3.6
Delaware Funding                                                          3.2
Banco Bilboa Vizcaya                                                      2.7
Atlantis One Funding                                                      2.7
CC (USA)                                                                  2.7
Morgan Stanley Dean Witter                                                2.7
Beta Finance                                                              2.7
--------------------------------------------------------------------------------
Total                                                                    32.6%

This letter is intended to assist shareholders in understanding how the Portfolio performed during the six-month period ended January 31, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.



* Weightings represent percentages of net assets as of January 31, 2001. The Portfolio is actively managed and all holdings are subject to change.

PACE MONEY MARKET INVESTMENTS                       JANUARY 31, 2001 (UNAUDITED)


STATEMENT OF NET ASSETS

PRINCIPAL
 AMOUNT                                                                    MATURITY                 INTEREST
  (000)                                                                      DATES                    RATES                VALUE
  -----                                                                   -----------               ---------             -------
U.S. GOVERNMENT AGENCY OBLIGATIONS--15.31%
  $  2,000   Federal Home Loan Bank .............................          01/29/02                  5.110%             $ 1,998,215
     1,000   Federal Home Loan Mortgage Corp. ...................          01/03/02                  5.180                  951,653
     1,500   Federal National Mortgage Association ..............    11/16/01 to 01/11/02        5.035 to 6.600           1,451,888
     7,000   Student Loan Marketing Association .................          02/06/01             5.564 to 5.614*           6,998,626
                                                                                                                        ------------
Total U.S. Government Agency Obligations (cost--$11,400,382)                                                             11,400,382
                                                                                                                        ------------

CERTIFICATES OF DEPOSIT--10.08%
YANKEE--10.08%
     2,000   Banco Bilbao Vizcaya Argentaria, S.A ...............          04/04/01                   5.560               2,000,034
     1,500   Commerzbank AG .....................................    06/22/01 to 07/23/01        7.075 to 7.090           1,499,937
     1,000   Dexia Bank S.A .....................................          09/21/01                   6.690                 999,759
     1,500   Svenska Handelsbanken ..............................    05/02/01 to 06/20/01        6.995 to 7.100           1,500,152
       500   Union Bank of Switzerland AG .......................          07/19/01                   7.030                 499,956
     1,000   Westpac Banking Corp. ..............................          05/14/01                   6.815               1,000,000
                                                                                                                        ------------
Total Certificates of Deposit (cost--$7,499,838).................                                                         7,499,838
                                                                                                                        ------------

COMMERCIAL PAPER@--61.31%
ASSET BACKED-BANKING--2.69%
     2,000   Atlantis One Funding Corp. .........................          02/01/01              5.880 to 6.030           2,000,000
                                                                                                                        ------------
ASSET BACKED-MISCELLANEOUS--19.05%
     2,000   Asset Securitization Cooperative Corp. .............          04/12/01                   5.450               1,978,806
     2,440   Delaware Funding Corp. .............................    03/26/01 to 04/23/01             5.450               2,418,057
     3,087   Giro Funding U.S. Corp. ............................    02/22/01 to 03/20/01             5.690               3,071,151
     1,558   Parthenon Receivables Funding LLC ..................    04/12/01 to 04/25/01             5.550               1,539,171
     1,000   Preferred Receivables Funding Corp. ................          02/06/01                   6.500                 999,097
     3,182   Receivables Capital Corp. ..........................    02/01/01 to 02/08/01             6.010               3,179,464
     1,000   Triple A One Funding Corp. .........................          03/07/01                   5.690                 994,626
                                                                                                                        ------------
                                                                                                                         14,180,372
                                                                                                                        ------------
AUTO & TRUCK--1.33%
     1,000   Ford Motor Credit Corp. ............................          03/22/01                   5.650                 992,310
                                                                                                                        ------------
BANKING - DOMESTIC--8.05%
     1,000   ABN AMRO North America Finance Inc. ................          07/09/01                   5.180                 977,266
     1,190   BBL North America Funding Corp. ....................          02/08/01                   6.450               1,188,507
     1,000   Dexia CLF Finance Co. ..............................          04/12/01                   5.450                 989,403
       760   J.P. Morgan Chase & Co., Inc. ......................    03/13/01 to 03/20/01        5.700 to 5.750             754,871
       600   Societe Generale North America, Inc. ...............          04/16/01                   5.500                 593,216
     1,500   Westpac Capital Corp. ..............................          02/27/01                   6.460               1,493,002
                                                                                                                        ------------
                                                                                                                          5,996,265
                                                                                                                        ------------
BANKING - FOREIGN--2.65%
     1,000   Alliance & Leicester PLC ...........................          04/23/01                   6.405                 985,589
     1,000   Banque et Caisse d'Epargne de L'Etat ...............          04/11/01                   5.470                 989,516
                                                                                                                        ------------
                                                                                                                          1,975,105
                                                                                                                        ------------
BROKER - DEALER--2.67%
     2,000   Salomon Smith Barney Holdings, Inc. ................          03/01/01                   6.510               1,989,873
                                                                                                                        ------------
ELECTRONICS--3.87%
     1,900   Motorola Credit Corp. ..............................          03/08/01                   6.360               1,888,252
     1,000   Motorola, Inc. .....................................          03/30/01                   6.190                 990,199
                                                                                                                        ------------
                                                                                                                          2,878,451
                                                                                                                        ------------
FINANCE - CONDUIT--2.02%
     1,264   MetLife Funding, Inc. ..............................          02/14/01                   5.770               1,261,366
       250   Svenska Handelsbanken, Inc. ........................          06/29/01                   5.400                 244,450
                                                                                                                        ------------
                                                                                                                          1,505,816
                                                                                                                        ------------

PACE MONEY MARKET INVESTMENTS


PRINCIPAL
 AMOUNT                                                                    MATURITY                 INTEREST
  (000)                                                                      DATES                    RATES                VALUE
  -----                                                                   -----------               ---------             -------
COMMERCIAL PAPER@--(CONCLUDED)
FINANCE - CONSUMER--4.00%
  $  1,000   Household Finance Corp. ..............................          04/04/01                 6.040%            $   989,598
     2,000   Transamerica Finance Corp. ...........................          03/27/01                 5.550               1,983,350
                                                                                                                        ------------
                                                                                                                          2,972,948
                                                                                                                        ------------
FINANCE - DIVERSIFIED--1.99%
       500   Associates Corp. of North America ....................          02/09/01                 6.530                 499,275
     1,000   General Electric Capital Corp. .......................          06/06/01                 6.050                 978,993
                                                                                                                        ------------
                                                                                                                          1,478,268
                                                                                                                        ------------
FINANCE - SUBSIDIARY--3.26%
     2,000   Deutsche Bank Financial, Inc. ........................          03/05/01                 6.390               1,988,640
       437   Dresdner U.S. Finance, Inc. ..........................          02/28/01                 5.700                 435,132
                                                                                                                        ------------
                                                                                                                          2,423,772
                                                                                                                        ------------
FOOD, BEVERAGE & TOBACCO--0.24%
       175   Philip Morris Companies, Inc. ........................          02/08/01                 5.900                 174,799
                                                                                                                       ------------
INSURANCE--2.67%
     2,000   Prudential Funding LLC ...............................          03/13/01                 5.620               1,987,511
                                                                                                                       ------------
MINING & METALS--1.33%
     1,000   Rio Tinto America, Inc. ..............................          03/20/01                 6.330                 991,736
                                                                                                                       ------------
PRINTING & PUBLISHING--0.75%
       559   Gannett Co. ..........................................          02/08/01                 5.820                 558,367
                                                                                                                       ------------
TELECOMMUNICATIONS--4.75%
     1,845   Bellsouth Capital Funding Corp. ......................    02/15/01 to 03/07/01      5.680 to 5.850           1,839,103
     1,700   Verizon Global Funding, Inc. .........................          02/06/01                 6.520               1,698,461
                                                                                                                        ------------
                                                                                                                          3,537,564
                                                                                                                        ------------
        Total Commercial Paper (cost--$45,643,157).................                                                      45,643,157
                                                                                                                        ------------

SHORT-TERM CORPORATE OBLIGATIONS--14.37%
ASSET BACKED-FINANCE--5.37%
     2,000   Beta Finance, Inc. ...................................          02/02/01                  N/A*               1,999,800
     2,000   CC (USA), Inc. .......................................          02/06/01                  N/A*               2,000,000
                                                                                                                        ------------
                                                                                                                          3,999,800
                                                                                                                        ------------
BROKER - DEALER--7.66%
     1,000   Bear Stearns Companies, Inc. .........................          02/01/01                 7.009*              1,001,030
     1,000   Merrill Lynch & Co., Inc. ............................          02/06/01                 6.010*                999,991
     1,700   Merrill Lynch & Co., Inc. ............................    02/07/01 to 10/02/01      6.705 to 6.740           1,699,932
     2,000   Morgan Stanley, Dean Witter & Co. ....................          02/15/01                 5.906*              2,000,000
                                                                                                                        ------------
                                                                                                                          5,700,953
                                                                                                                        ------------
FINANCE - INDEPENDENT--1.34%
     1,000   National Rural Utilities Cooperative Finance Corp. ...          04/20/01                 5.619*              1,000,000
                                                                                                                        ------------
Total Short-Term Corporate Obligations (cost--$10,700,753) ........                                                      10,700,753
                                                                                                                        ------------

MONEY MARKET FUNDS--2.72%
     1,571   AIM Liquid Assets Portfolio ............................................................................     1,571,499
       456   AIM Prime Portfolio ....................................................................................       455,701
                                                                                                                        ------------
Total Money Market Funds (cost--$2,027,200) .........................................................................     2,027,200
Total Investments (cost--$77,271,330)--103.79% ......................................................................    77,271,330
Liabilities in excess of other assets--(3.79)% ......................................................................    (2,821,974)
                                                                                                                        ------------
Net Assets (applicable to 74,449,576 shares of
  beneficial interest outstanding equivalent to
  $1.00 per share)--100.00% .......................................................................................... $ 74,449,356
                                                                                                                        ============

----------------

* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of January 31, 2001 and reset periodically.

@   Interest rates shown are discount rates at date of purchase.

N/A Rate not available until first reset date which is when the trade settles.

                       Weighted Average Maturity--61 days

                 See accompanying notes to financial statements

PACE MONEY MARKET INVESTMENTS



STATEMENT OF OPERATIONS
                                                                     FOR THE
                                                                SIX MONTHS ENDED
                                                                JANUARY 31, 2001
                                                                   (UNAUDITED)
                                                                   -----------
INVESTMENT INCOME:
Interest ......................................................    $ 2,356,364
                                                                   -----------

EXPENSES:
Investment management and administration fees .................        124,746
Transfer agency and related services fees .....................         92,920
Reports and notices to shareholders ...........................         38,456
Professional fees .............................................         28,520
Trustees' fees ................................................         13,125
Federal and state registration fees ...........................         10,911
Custody and accounting ........................................          3,564
Amortization of organizational expenses .......................          1,025
Other expenses ................................................          9,467
                                                                   -----------
                                                                       322,734
Less: Fee waivers and reimbursements from manager .............       (144,473)
                                                                   -----------
Net expenses ..................................................        178,261
                                                                   -----------
NET INVESTMENT INCOME .........................................      2,178,103
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS ...............            343
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........    $ 2,178,446
                                                                   ===========




STATEMENT OF CHANGES IN NET ASSETS

                                                    FOR THE
                                               SIX MONTHS ENDED    FOR THE YEAR
                                               JANUARY 31, 2001        ENDED
                                                  (UNAUDITED)      JULY 31, 2000
                                               ----------------    -------------
FROM OPERATIONS:
Net investment income ........................    $ 2,178,103       $ 3,275,085
Net realized gains from investment
  transactions ...............................            343                66
                                                  -----------       -----------
Net increase in net assets resulting
  from operations ............................      2,178,446         3,275,131
                                                  -----------       -----------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ........................     (2,178,103)       (3,275,065)
                                                  -----------       -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net increase in net assets from beneficial
  interest transactions ......................      8,928,256        18,347,064
                                                  -----------       -----------
Net increase in net assets ...................      8,928,599        18,347,130
NET ASSETS:
Beginning of period ..........................     65,520,757        47,173,627
                                                  -----------       -----------
End of period ................................    $74,449,356       $65,520,757
                                                  ===========       ===========


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    PACE Money Market Investments (the Portfolio") is a diversified portfolio of PaineWebber PACE Select Advisors Trust (the Trust"), which was organized as a Delaware business trust under the laws of the State of Delaware by Certificate of Trust dated September 9, 1994, as amended June 9, 1995 and thereafter, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share.

    The Trust currently offers twelve portfolios available for investment each having its own investment objectives and policies. Shares of PACE Money Market Investments currently are available only to participants in the PaineWebber PACESM Program.

    The Trust accounts separately for the assets, liabilities and operations for each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

    The Trust incurred costs of approximately $1,138,000 in connection with the organization of the Trust and the registration of its shares. Such costs were deferred and were amortized using the straight-line method over the period of benefit, not to exceed five years, beginning with the commencement of operations of the Trust.

    The preparation of financial statements in accordance with generally accepted accounting principles requires the Portfolio's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

    VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Trust's board of trustees determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

    REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins Asset Management Inc. (Mitchell Hutchins"), the manager and administrator of the Portfolio. Mitchell Hutchins is a wholly owned asset management subsidiary of UBS PaineWebber Inc., an indirect wholly owned subsidiary of UBS AG.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

    The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments particular to a specific industry or region.

INVESTMENT MANAGER AND ADMINISTRATOR

    The Trust has entered into an Investment Management and Administration Contract (Management Contract") with Mitchell Hutchins. In accordance with the Management Contract, the Portfolio pays Mitchell Hutchins a management and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets. At January 31, 2001 the Portfolio did not owe Mitchell Hutchins for management or administration fees.

    For the six months ended January 31, 2001, Mitchell Hutchins agreed to waive $124,746 of its investment management and administration fees and reimburse the Portfolio $19,727 for certain operating expenses.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


OTHER LIABILITIES

    At January 31, 2001, the Portfolio had dividends payable aggregating $154,367, a payable for shares of beneficial interest repurchased of $544,331 and a payable for investments purchased of $3,999,800.

FEDERAL TAX STATUS

    The Portfolio intends to distribute substantially all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a federal excise tax.

MONEY MARKET FUND BOND

    The Portfolio has an insurance bond that provides limited coverage for certain loss events involving certain money market instruments held by the Portfolio. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bond provides for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of the Portfolio for First Tier Securities and 50 basis points (0.50%) of the total assets of the Portfolio for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the bond, the Portfolio would expect to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy is intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so. For the six months ended January 31, 2001, the Portfolio did not use this insurance bond.

SHARES OF BENEFICIAL INTEREST

    There are an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                               FOR THE SIX MONTHS
                                                      ENDED           FOR THE
                                                JANUARY 31, 2001    YEAR ENDED
                                                   (UNAUDITED)     JULY 31, 2000
                                               ------------------  -------------
Shares sold ................................       48,321,534        95,347,055
Shares redeemed ............................      (41,532,010)      (80,153,026)
Dividends reinvested .......................        2,138,732         3,153,035
                                                  -----------       -----------
Net increase in shares outstanding .........        8,928,256        18,347,064
                                                  ===========       ===========

PACE MONEY MARKET INVESTMENTS



FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:


                                                         FOR THE
                                                     SIX MONTHS ENDED              FOR THE YEARS ENDED                 FOR THE
                                                        JANUARY 31,                      JULY 31,                      PERIOD
                                                           2001        ------------------------------------------       ENDED
                                                        (UNAUDITED)      2000        1999        1998        1997   JULY 31, 1996+
                                                        -----------    -------     -------     -------     -------  -------------
Net asset value, beginning of period ..................   $  1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                          -------      -------     -------     -------     -------     -------
Net investment income .................................      0.03         0.05        0.05        0.05        0.05        0.05
                                                          -------      -------     -------     -------     -------     -------
Dividends from net investment income ..................     (0.03)       (0.05)      (0.05)      (0.05)      (0.05)      (0.05)
                                                          -------      -------     -------     -------     -------     -------
Net asset value, end of period ........................   $  1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                          =======      =======     =======     =======     =======     =======
Total investment return (1) ...........................      3.12%        5.53%       4.85%       5.32%       5.13%       4.75%
                                                          =======      =======     =======     =======     =======     =======
Ratios/Supplemental Data:
Net assets, end of period (000's) .....................   $74,449      $65,521     $47,174     $25,493     $16,070     $10,221
Expenses to average net assets, net of
  fee waivers and expense reimbursements ..............      0.50%*       0.50%       0.50%       0.50%       0.50%       0.50%*
Expenses to average net assets, before
  fee waivers and expense reimbursements ..............      0.90%*       0.95%       1.07%       1.20%       1.89%       2.40%*
Net investment income to average net assets,
 net of fee waivers and expense reimbursements ........      6.10%*       5.46%       4.70%       5.20%       5.04%       4.93%*
Net investment income to average net assets,
 before fee waivers and expense reimbursements ........      5.70%*       5.01%       4.13%       4.50%       3.65%       3.03%*

---------------

+ For the period August 24, 1995 (commencement of operations) through July 31, 1996.

*   Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include the PACE Program fee; results would be lower if this fee was included. Total investment return for periods of less than one year has not been annualized.

================================================================================

TRUSTEES
E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander              Brian M. Storms

David J. Beaubien               William D. White

William W. Hewitt, Jr.          M. Cabell Woodward, Jr.

Morton L. Janklow


PRINCIPAL OFFICERS

Brian M. Storms                 Paul H. Schubert
PRESIDENT                       VICE PRESIDENT AND TREASURER

Amy R. Doberman                 Elbridge T. Gerry III
VICE PRESIDENT AND SECRETARY    VICE PRESIDENT

Dianne E. O'Donnell             Susan P. Ryan
VICE PRESIDENT AND              VICE PRESIDENT
ASSISTANT SECRETARY

INVESTMENT MANAGER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019





THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE PORTFOLIO WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE PORTFOLIO UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.


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                          (C) 2001 UBS PaineWebber Inc.
                               All Rights Reserved
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                  UBS PaineWebber is a service mark of UBS AG.

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